JPMorgan SmartRetirement® Blend 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)

INVESTMENT COMPANIES — 43.0%
Fixed Income — 13.0%
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	4,657	36,787
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	4,706	36,895
JPMorgan High Yield Fund Class R6 Shares (a)	7,409	54,158
JPMorgan Income Fund Class R6 Shares (a)	4,793	45,532
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	16,855	165,687

Total Fixed Income		339,059

International Equity — 6.1%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	7,819	160,533

U.S. Equity — 23.9%
JPMorgan Equity Index Fund Class R6 Shares (a)	9,533	624,485

TOTAL INVESTMENT COMPANIES (Cost $912,259)		1,124,077

EXCHANGE-TRADED FUNDS — 36.5%
Alternative Assets — 3.6%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	977	93,953

Fixed Income — 7.3%
JPMorgan High Yield Research Enhanced ETF (a)	1,442	75,089
JPMorgan U.S. Aggregate Bond ETF (a)	2,101	114,029

Total Fixed Income		189,118

International Equity — 18.5%
JPMorgan BetaBuilders International Equity ETF (a)	8,219	483,700

U.S. Equity — 7.1%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,086	95,244
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	1,016	65,235
JPMorgan U.S. Value Factor ETF (a)	745	26,449

Total U.S. Equity		186,928

TOTAL EXCHANGE-TRADED FUNDS (Cost $835,053)		953,699

	Principal Amount ($000)
CORPORATE BONDS — 6.2%
Aerospace & Defense — 0.2%
BAE Systems plc (United Kingdom)
3.40%, 4/15/2030 (b)	885	955
Boeing Co. (The)
1.17%, 2/4/2023	85	85
1.95%, 2/1/2024	85	87
1.43%, 2/4/2024	170	170
2.50%, 3/1/2025	249	256
2.75%, 2/1/2026	85	89
2.20%, 2/4/2026	105	106
2.70%, 2/1/2027	1,496	1,549
3.45%, 11/1/2028	180	191
L3Harris Technologies, Inc.
1.80%, 1/15/2031	174	168
Leidos, Inc.
2.30%, 2/15/2031	68	66
Lockheed Martin Corp.
2.80%, 6/15/2050	273	270
Northrop Grumman Corp.
5.15%, 5/1/2040	220	286
3.85%, 4/15/2045	449	511
Raytheon Technologies Corp.
2.25%, 7/1/2030	373	377
3.75%, 11/1/2046	211	234
2.82%, 9/1/2051	385	365

		5,765

Automobiles — 0.2%
Daimler Finance North America LLC (Germany)
1.45%, 3/2/2026 (b)	438	440
General Motors Co.
6.80%, 10/1/2027	722	902
Hyundai Capital America
1.15%, 11/10/2022 (b)	945	950
2.65%, 2/10/2025 (b)	596	619
1.30%, 1/8/2026 (b)	90	89
2.38%, 10/15/2027 (b)	730	740
1.80%, 1/10/2028 (b)	140	137
Kia Corp. (South Korea)
3.25%, 4/21/2026 (b)	250	267
Nissan Motor Acceptance Co. LLC
2.80%, 1/13/2022 (b)	361	363
Nissan Motor Co. Ltd. (Japan)
3.52%, 9/17/2025 (b)	289	307
4.35%, 9/17/2027 (b)	910	1,000
Stellantis Finance US, Inc.
1.71%, 1/29/2027 (b)	312	311
Volkswagen Group of America Finance LLC (Germany)
1.25%, 11/24/2025 (b)	360	358

		6,483

Banks — 1.3%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.54%, 6/16/2027 (b) (c)	300	298

JPMorgan SmartRetirement® Blend 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)

AIB Group plc (Ireland)
4.75%, 10/12/2023 (b)	865	930
Australia & New Zealand Banking Group Ltd. (Australia)
4.40%, 5/19/2026 (b)	930	1,041
Banco Santander SA (Spain)
1.85%, 3/25/2026	400	405
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (c)	200	199
2.75%, 12/3/2030	600	597
Bank of America Corp.
4.00%, 1/22/2025	1,524	1,657
(SOFR + 1.01%), 1.20%, 10/24/2026 (c)	511	507
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (c)	1,230	1,352
(SOFR + 1.93%), 2.68%, 6/19/2041 (c)	1,081	1,044
Bank of Ireland Group plc (Ireland)
4.50%, 11/25/2023 (b)	460	493
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (b) (c)	203	203
Bank of Montreal (Canada)
(USD Swap Semi 5 Year + 1.28%), 4.34%, 10/5/2028 (c)	288	308
Banque Federative du Credit Mutuel SA (France)
1.60%, 10/4/2026 (b)	345	345
Barclays plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.01%, 12/10/2024 (c)	385	387
3.65%, 3/16/2025	865	930
4.34%, 1/10/2028	265	296
BNP Paribas SA (France)
(SOFR + 1.61%), 1.90%, 9/30/2028 (b) (c)	665	662
(SOFR + 1.22%), 2.16%, 9/15/2029 (b) (c)	346	343
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 2.59%, 8/12/2035 (b) (c)	250	242
Citigroup, Inc.
3.88%, 3/26/2025	1,316	1,430
(SOFR + 0.77%), 1.12%, 1/28/2027 (c)	500	493
(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028 (c)	442	481
(SOFR + 1.17%), 2.56%, 5/1/2032 (c)	110	111
(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 1/24/2039 (c)	367	419
Commonwealth Bank of Australia (Australia)
3.31%, 3/11/2041 (b)	255	262
Credit Agricole SA (France)
4.38%, 3/17/2025 (b)	930	1,013
(SOFR + 0.89%), 1.25%, 1/26/2027 (b) (c)	317	313
DNB Bank ASA (Norway)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.60%, 3/30/2028 (b) (c)	320	318
HSBC Holdings plc (United Kingdom)
(SOFR + 1.29%), 1.59%, 5/24/2027 (c)	880	874
(ICE LIBOR USD 3 Month + 1.55%), 4.04%, 3/13/2028 (c)	200	221
(SOFR + 1.73%), 2.01%, 9/22/2028 (c)	1,660	1,661
(SOFR + 1.29%), 2.21%, 8/17/2029 (c)	200	198
ING Groep NV (Netherlands)
(SOFR + 1.01%), 1.73%, 4/1/2027 (c)	225	226
Intesa Sanpaolo SpA (Italy)
Series XR, 3.25%, 9/23/2024 (b)	400	422
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (c)	205	205
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.74%, 3/7/2029	813	906
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (c)	210	207
NatWest Group plc (United Kingdom)
3.88%, 9/12/2023	440	466
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.64%, 6/14/2027 (c)	269	269
(ICE LIBOR USD 3 Month + 1.87%), 4.44%, 5/8/2030 (c)	375	429
Nordea Bank Abp (Finland)
1.50%, 9/30/2026 (b)	200	199
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 0.99%), 1.67%, 6/14/2027 (c)	215	214
Societe Generale SA (France)
4.25%, 4/14/2025 (b)	780	842

JPMorgan SmartRetirement® Blend 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (b) (c)	300	297
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (b) (c)	255	254
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (b) (c)	590	593
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.17%), 1.32%, 10/14/2023 (b) (c)	1,105	1,112
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (b) (c)	200	197
Sumitomo Mitsui Trust Bank Ltd. (Japan)
1.55%, 3/25/2026 (b)	367	371
UniCredit SpA (Italy)
6.57%, 1/14/2022 (b)	350	356
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (b) (c)	265	264
Wells Fargo & Co.
4.30%, 7/22/2027	1,500	1,705
(SOFR + 2.10%), 2.39%, 6/2/2028 (c)	484	499
Westpac Banking Corp. (Australia)
2.96%, 11/16/2040	50	50

		30,116

Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
3.75%, 7/15/2042	1,340	1,445
Keurig Dr Pepper, Inc.
3.20%, 5/1/2030	249	268
3.80%, 5/1/2050	244	274

		1,987

Biotechnology — 0.2%
AbbVie, Inc.
2.95%, 11/21/2026	265	284
3.20%, 11/21/2029	624	672
4.05%, 11/21/2039	930	1,069
4.25%, 11/21/2049	210	249
Amgen, Inc.
3.15%, 2/21/2040	429	433
3.00%, 1/15/2052	100	96
Biogen, Inc.
2.25%, 5/1/2030	236	234
3.15%, 5/1/2050	202	193
Gilead Sciences, Inc.
1.65%, 10/1/2030	415	398
2.60%, 10/1/2040	253	241
Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/2030	415	395

		4,264

Building Products — 0.0% (d)
Masco Corp.
2.00%, 10/1/2030	416	402

Capital Markets — 0.5%
Brookfield Finance, Inc. (Canada)
3.50%, 3/30/2051	485	507
Credit Suisse Group AG (Switzerland)
(SOFR + 0.98%), 1.31%, 2/2/2027 (b) (c)	250	244
4.28%, 1/9/2028 (b)	1,015	1,128
Deutsche Bank AG (Germany)
(SOFR + 1.87%), 2.13%, 11/24/2026 (c)	795	807
(SOFR + 1.72%), 3.04%, 5/28/2032 (c)	408	414
Goldman Sachs Group, Inc. (The)
(SOFR + 0.57%), 0.67%, 3/8/2024 (c)	728	729
4.25%, 10/21/2025	1,293	1,432
Series VAR, (SOFR + 0.79%), 1.09%, 12/9/2026 (c)	1,149	1,132
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (c)	693	763
(SOFR + 1.25%), 2.38%, 7/21/2032 (c)	205	203
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (c)	198	228
Macquarie Group Ltd. (Australia)
(SOFR + 1.07%), 1.34%, 1/12/2027 (b) (c)	420	416
Morgan Stanley
5.00%, 11/24/2025	1,852	2,118
(SOFR + 0.72%), 0.99%, 12/10/2026 (c)	310	304
(ICE LIBOR USD 3 Month + 1.43%), 4.46%, 4/22/2039 (c)	244	295
(SOFR + 1.49%), 3.22%, 4/22/2042 (c)	255	267
UBS Group AG (Switzerland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.09%, 2/11/2032 (b) (c)	540	525

		11,512

Chemicals — 0.0% (d)
DuPont de Nemours, Inc.
5.32%, 11/15/2038	197	254
International Flavors & Fragrances, Inc.
3.47%, 12/1/2050(b)	300	315
LYB International Finance III LLC
1.25%, 10/1/2025	129	129
3.38%, 5/1/2030	185	201

JPMorgan SmartRetirement® Blend 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Nutrien Ltd. (Canada)
5.00%, 4/1/2049	111	146

		1,045

Commercial Services & Supplies — 0.0% (d)
Republic Services, Inc.
1.75%, 2/15/2032	350	332

Construction & Engineering — 0.0% (d)
Quanta Services, Inc.
2.35%, 1/15/2032	350	342

Construction Materials — 0.0% (d)
Martin Marietta Materials, Inc.
Series CB, 2.50%, 3/15/2030	423	431

Consumer Finance — 0.2%
AerCap Ireland Capital DAC (Ireland)
3.15%, 2/15/2024	400	417
6.50%, 7/15/2025	200	232
4.63%, 10/15/2027	880	981
Avolon Holdings Funding Ltd. (Ireland)
3.63%, 5/1/2022 (b)	425	431
2.88%, 2/15/2025 (b)	207	213
5.50%, 1/15/2026 (b)	650	729
2.13%, 2/21/2026 (b)	110	109
4.25%, 4/15/2026 (b)	20	22
2.53%, 11/18/2027 (b)	1,092	1,073
Capital One Financial Corp.
3.80%, 1/31/2028	437	486
General Motors Financial Co., Inc.
1.25%, 1/8/2026	369	364
4.35%, 1/17/2027	90	101
2.70%, 6/10/2031	155	155
Park Aerospace Holdings Ltd. (Ireland)
4.50%, 3/15/2023 (b)	575	601
5.50%, 2/15/2024 (b)	59	64

		5,978

Containers & Packaging — 0.0% (d)
Graphic Packaging International LLC
1.51%, 4/15/2026 (b)	238	238

Diversified Financial Services — 0.1%
Element Fleet Management Corp. (Canada)
1.60%, 4/6/2024 (b)	130	132
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/2035	965	1,158
Hutchison Whampoa International 14 Ltd. (United Kingdom)
3.63%, 10/31/2024 (b)	1,052	1,139
LSEGA Financing plc (United Kingdom)
2.00%, 4/6/2028 (b)	430	432
Shell International Finance BV (Netherlands)
2.38%, 11/7/2029	423	440
3.13%, 11/7/2049	215	222

		3,523

Diversified Telecommunication Services — 0.2%
AT&T, Inc.
2.30%, 6/1/2027	582	602
2.75%, 6/1/2031	777	798
3.50%, 6/1/2041	584	600
3.55%, 9/15/2055	245	242
NBN Co. Ltd. (Australia)
2.63%, 5/5/2031 (b)	500	507
Verizon Communications, Inc.
2.10%, 3/22/2028	350	355
3.15%, 3/22/2030	561	600
2.65%, 11/20/2040	204	192
3.85%, 11/1/2042	719	790

		4,686

Electric Utilities — 0.3%
Appalachian Power Co.
Series Y, 4.50%, 3/1/2049	140	171
Duke Energy Corp.
3.40%, 6/15/2029	403	435
Duke Energy Indiana LLC
Series YYY, 3.25%, 10/1/2049	113	117
Duke Energy Progress LLC
2.90%, 8/15/2051	165	162
Duquesne Light Holdings, Inc.
2.78%, 1/7/2032 (b)	85	85
Edison International
5.75%, 6/15/2027	225	259
Emera US Finance LP (Canada)
4.75%, 6/15/2046	223	263
Enel Finance International NV (Italy)
3.63%, 5/25/2027 (b)	865	958
Entergy Arkansas LLC
2.65%, 6/15/2051	84	78
Entergy Louisiana LLC
4.00%, 3/15/2033	166	191
2.90%, 3/15/2051	70	68
Evergy, Inc.
2.90%, 9/15/2029	441	463
FirstEnergy Transmission LLC
4.55%, 4/1/2049 (b)	210	246
Fortis, Inc. (Canada)
3.06%, 10/4/2026	283	304
Indiana Michigan Power Co.
3.25%, 5/1/2051	150	155
ITC Holdings Corp.
2.95%, 5/14/2030 (b)	136	143
Jersey Central Power & Light Co.
4.30%, 1/15/2026 (b)	212	233
Massachusetts Electric Co.
4.00%, 8/15/2046 (b)	103	113
New England Power Co. (United Kingdom)
2.81%, 10/6/2050 (b)	280	260
NRG Energy, Inc.
2.00%, 12/2/2025 (b)	105	107
2.45%, 12/2/2027 (b)	365	370

JPMorgan SmartRetirement® Blend 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
OGE Energy Corp.
0.70%, 5/26/2023	130	130
Ohio Power Co.
Series R, 2.90%, 10/1/2051	200	193
Oklahoma Gas and Electric Co.
0.55%, 5/26/2023	160	160
Pacific Gas and Electric Co.
(ICE LIBOR USD 3 Month + 1.38%), 1.50%, 11/15/2021 (c)	498	498
1.37%, 3/10/2023	665	663
3.45%, 7/1/2025	130	136
2.95%, 3/1/2026	80	82
3.75%, 8/15/2042 (e)	79	71
4.30%, 3/15/2045	80	79
PacifiCorp
4.15%, 2/15/2050	135	160
Public Service Co. of Oklahoma
Series K, 3.15%, 8/15/2051	90	90
Southern California Edison Co.
Series 20C, 1.20%, 2/1/2026	202	200
Series C, 4.13%, 3/1/2048	131	143

		7,786

Electrical Equipment — 0.0% (d)
Eaton Corp.
4.15%, 11/2/2042	303	356
Rockwell Automation, Inc.
2.80%, 8/15/2061	90	86

		442

Energy Equipment & Services — 0.0% (d)
Baker Hughes a GE Co. LLC
3.34%, 12/15/2027	295	322
Schlumberger Holdings Corp.
4.00%, 12/21/2025 (b)	296	326

		648

Entertainment — 0.0% (d)
Walt Disney Co. (The)
2.65%, 1/13/2031	386	403
3.50%, 5/13/2040	371	410

		813

Equity Real Estate Investment Trusts (REITs) — 0.3%
Alexandria Real Estate Equities, Inc.
3.38%, 8/15/2031	437	476
American Tower Corp.
1.50%, 1/31/2028	185	179
1.88%, 10/15/2030	1,039	999
3.10%, 6/15/2050	136	133
2.95%, 1/15/2051	88	83
Brixmor Operating Partnership LP
2.25%, 4/1/2028	170	171
2.50%, 8/16/2031	100	99
Corporate Office Properties LP
2.75%, 4/15/2031	271	274
Crown Castle International Corp.
3.10%, 11/15/2029	429	451
CubeSmart LP
2.00%, 2/15/2031	505	491
Digital Realty Trust LP
3.70%, 8/15/2027	397	441
Equinix, Inc.
2.90%, 11/18/2026	314	333
2.00%, 5/15/2028	424	423
Federal Realty Investment Trust
1.25%, 2/15/2026	222	220
Healthcare Trust of America Holdings LP
2.00%, 3/15/2031	414	397
Healthpeak Properties, Inc.
2.88%, 1/15/2031	429	447
Life Storage LP
2.40%, 10/15/2031	290	287
Mid-America Apartments LP
3.60%, 6/1/2027	380	419
Office Properties Income Trust
2.65%, 6/15/2026	280	282
2.40%, 2/1/2027	350	346
Realty Income Corp.
1.80%, 3/15/2033	275	260
Sabra Health Care LP
3.20%, 12/1/2031	205	201
Scentre Group Trust 1 (Australia)
3.63%, 1/28/2026 (b)	565	613
UDR, Inc.
2.10%, 8/1/2032	416	399
1.90%, 3/15/2033	65	60
WP Carey, Inc.
4.25%, 10/1/2026	135	151
2.40%, 2/1/2031	163	161
2.25%, 4/1/2033	90	86

		8,882

Food & Staples Retailing — 0.1%
7-Eleven, Inc.
0.63%, 2/10/2023 (b)	595	595
1.30%, 2/10/2028 (b)	112	108
2.50%, 2/10/2041 (b)	112	103
Alimentation Couche-Tard, Inc. (Canada)
2.95%, 1/25/2030 (b)	429	446
3.44%, 5/13/2041 (b)	300	308
3.63%, 5/13/2051 (b)	335	346
CVS Pass-Through Trust
Series 2014, 4.16%, 8/11/2036 (b)	116	127
Kroger Co. (The)
3.95%, 1/15/2050	222	252
Sysco Corp.
2.40%, 2/15/2030	603	612

		2,897

Food Products — 0.1%
Bunge Ltd. Finance Corp.
2.75%, 5/14/2031	370	375
Conagra Brands, Inc.
1.38%, 11/1/2027	404	393
Mondelez International, Inc.
1.88%, 10/15/2032	281	270

JPMorgan SmartRetirement® Blend 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Smithfield Foods, Inc.
3.00%, 10/15/2030 (b)	443	446
Tyson Foods, Inc.
3.55%, 6/2/2027	309	341

		1,825

Gas Utilities — 0.0% (d)
Atmos Energy Corp.
0.63%, 3/9/2023	85	85
2.85%, 2/15/2052	230	220
CenterPoint Energy Resources Corp.
1.75%, 10/1/2030	202	194

		499

Health Care Equipment & Supplies — 0.0% (d)
Becton Dickinson and Co.
4.67%, 6/6/2047	73	91
3.79%, 5/20/2050	216	241
Boston Scientific Corp.
4.00%, 3/1/2029	148	167
4.55%, 3/1/2039	137	167
DH Europe Finance II SARL
3.25%, 11/15/2039	119	127
Zimmer Biomet Holdings, Inc.
3.55%, 3/20/2030	431	472

		1,265

Health Care Providers & Services — 0.2%
Anthem, Inc.
2.25%, 5/15/2030	422	424
Banner Health
1.90%, 1/1/2031	288	286
Bon Secours Mercy Health, Inc.
Series 20-2, 3.21%, 6/1/2050	175	183
Children’s Hospital of Philadelphia (The)
Series 2020, 2.70%, 7/1/2050	215	210
CommonSpirit Health
1.55%, 10/1/2025	75	75
2.78%, 10/1/2030	170	175
3.91%, 10/1/2050	75	82
CVS Health Corp.
4.88%, 7/20/2035	205	249
Hackensack Meridian Health, Inc.
Series 2020, 2.68%, 9/1/2041	350	346
HCA, Inc.
5.25%, 6/15/2026	968	1,111
3.50%, 7/15/2051	270	268
MedStar Health, Inc.
Series 20A, 3.63%, 8/15/2049	150	165
MidMichigan Health
Series 2020, 3.41%, 6/1/2050	45	48
MultiCare Health System
2.80%, 8/15/2050	132	131
PeaceHealth Obligated Group
Series 2020, 3.22%, 11/15/2050	160	166
Piedmont Healthcare, Inc.
2.86%, 1/1/2052	215	209
Quest Diagnostics, Inc.
2.80%, 6/30/2031	339	354
Universal Health Services, Inc.
2.65%, 1/15/2032 (b)	245	243
West Virginia United Health System Obligated Group
Series 2020, 3.13%, 6/1/2050	340	343

		5,068

Hotels, Restaurants & Leisure — 0.0% (d)
Starbucks Corp.
3.35%, 3/12/2050	214	222

Household Durables — 0.0% (d)
Lennar Corp.
4.50%, 4/30/2024	75	81
5.00%, 6/15/2027	756	877

		958

Household Products — 0.0% (d)
Kimberly-Clark Corp.
3.70%, 6/1/2043	297	334

Independent Power and Renewable Electricity Producers — 0.1%
Alexander Funding Trust
1.84%, 11/15/2023 (b)	670	683
Exelon Generation Co. LLC
3.25%, 6/1/2025	892	951
5.75%, 10/1/2041	205	250
Southern Power Co.
5.15%, 9/15/2041	230	281

		2,165

Industrial Conglomerates — 0.0% (d)
General Electric Co.
3.45%, 5/1/2027	429	470
Roper Technologies, Inc.
1.75%, 2/15/2031	415	396

		866

Insurance — 0.2%
American International Group, Inc.
3.40%, 6/30/2030	296	323
4.38%, 6/30/2050	222	273
Athene Global Funding
0.95%, 1/8/2024 (b)	595	598
2.75%, 6/25/2024 (b)	313	328
1.45%, 1/8/2026 (b)	450	451
Brown & Brown, Inc.
2.38%, 3/15/2031	422	421
Empower Finance 2020 LP (Canada)
3.08%, 9/17/2051 (b)	316	323
F&G Global Funding
1.75%, 6/30/2026 (b)	175	176
MassMutual Global Funding II
1.55%, 10/9/2030 (b)	260	249
New York Life Insurance Co.
3.75%, 5/15/2050 (b)	438	491
Northwestern Mutual Global Funding
1.70%, 6/1/2028 (b)	190	191
Teachers Insurance & Annuity Association of America
3.30%, 5/15/2050 (b)	429	451

		4,275

JPMorgan SmartRetirement® Blend 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Internet & Direct Marketing Retail — 0.0% (d)
eBay, Inc.
2.60%, 5/10/2031	760	775

IT Services — 0.0% (d)
CGI, Inc. (Canada)
1.45%, 9/14/2026 (b)	204	202
2.30%, 9/14/2031 (b)	366	355
Global Payments, Inc.
3.20%, 8/15/2029	136	144
International Business Machines Corp.
4.00%, 6/20/2042	185	214

		915

Leisure Products — 0.0% (d)
Hasbro, Inc.
3.90%, 11/19/2029	259	286

Life Sciences Tools & Services — 0.0% (d)
Thermo Fisher Scientific, Inc.
2.00%, 10/15/2031	325	318

Machinery — 0.0% (d)
Otis Worldwide Corp.
3.11%, 2/15/2040	294	301

Media — 0.2%
Charter Communications Operating LLC
2.25%, 1/15/2029 (f)	175	175
2.80%, 4/1/2031	782	783
3.50%, 3/1/2042 (f)	160	157
3.70%, 4/1/2051	467	455
Comcast Corp.
1.50%, 2/15/2031	1,000	949
3.25%, 11/1/2039	380	401
2.80%, 1/15/2051	270	256
Cox Communications, Inc.
1.80%, 10/1/2030 (b)	248	236
2.95%, 10/1/2050 (b)	205	193
Discovery Communications LLC
3.63%, 5/15/2030	379	411
ViacomCBS, Inc.
4.00%, 1/15/2026	229	253
4.38%, 3/15/2043	243	278
5.85%, 9/1/2043	35	48

		4,595

Metals & Mining — 0.1%
Anglo American Capital plc (South Africa)
3.63%, 9/11/2024 (b)	295	316
Glencore Funding LLC (Australia)
2.50%, 9/1/2030 (b)	346	338
Steel Dynamics, Inc.
1.65%, 10/15/2027	275	272
Teck Resources Ltd. (Canada)
6.25%, 7/15/2041	190	254
Vale Overseas Ltd. (Brazil)
3.75%, 7/8/2030	290	299

		1,479

Multiline Retail — 0.0% (d)
Dollar General Corp.
4.13%, 4/3/2050	220	257
Kohl’s Corp.
3.38%, 5/1/2031	364	375
Nordstrom, Inc.
4.25%, 8/1/2031	272	275

		907

Multi-Utilities — 0.1%
Berkshire Hathaway Energy Co.
2.85%, 5/15/2051	204	195
CenterPoint Energy, Inc.
1.45%, 6/1/2026	211	211
Consumers Energy Co.
3.25%, 8/15/2046	102	107
Puget Energy, Inc.
2.38%, 6/15/2028 (b)	258	258
San Diego Gas & Electric Co.
2.95%, 8/15/2051	350	347
Southern Co. Gas Capital Corp.
Series 21A, 3.15%, 9/30/2051	160	160
WEC Energy Group, Inc.
1.38%, 10/15/2027	236	232

		1,510

Oil, Gas & Consumable Fuels — 0.6%
Boardwalk Pipelines LP
4.45%, 7/15/2027	185	209
BP Capital Markets America, Inc.
3.63%, 4/6/2030	659	734
2.77%, 11/10/2050	208	191
3.00%, 3/17/2052	75	72
Cheniere Corpus Christi Holdings LLC
5.88%, 3/31/2025	375	424
Chevron Corp.
2.98%, 5/11/2040	430	445
Chevron USA, Inc.
3.25%, 10/15/2029	250	274
Cimarex Energy Co.
3.90%, 5/15/2027	140	153
ConocoPhillips
3.75%, 10/1/2027 (b)	216	241
Diamondback Energy, Inc.
0.90%, 3/24/2023	606	605
3.25%, 12/1/2026	346	371
Enable Midstream Partners LP
3.90%, 5/15/2024 (e)	925	981
4.40%, 3/15/2027	445	493
5.00%, 5/15/2044 (e)	525	575
Energy Transfer LP
3.90%, 7/15/2026	643	702
Enterprise Products Operating LLC
4.45%, 2/15/2043	317	365
Exxon Mobil Corp.
3.00%, 8/16/2039	643	665
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (b)	180	183
4.32%, 12/30/2039 (b)	130	134
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)
2.94%, 9/30/2040 (b)	200	199
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (b)	500	512
3.45%, 10/15/2027 (b)	306	323

JPMorgan SmartRetirement® Blend 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
HollyFrontier Corp.
2.63%, 10/1/2023	202	209
5.88%, 4/1/2026	109	125
Lundin Energy Finance BV (Netherlands)
2.00%, 7/15/2026 (b)	200	201
3.10%, 7/15/2031 (b)	200	203
MPLX LP
2.65%, 8/15/2030	410	412
4.50%, 4/15/2038	226	252
NGPL PipeCo LLC
3.25%, 7/15/2031 (b)	195	200
ONEOK, Inc.
2.20%, 9/15/2025	265	271
Phillips 66 Partners LP
3.55%, 10/1/2026	214	231
Pioneer Natural Resources Co.
1.90%, 8/15/2030	281	269
Plains All American Pipeline LP
4.65%, 10/15/2025	556	616
Sabine Pass Liquefaction LLC
5.63%, 3/1/2025	438	497
Tennessee Gas Pipeline Co. LLC
2.90%, 3/1/2030 (b)	400	414
TotalEnergies Capital International SA (France)
2.99%, 6/29/2041	429	436
TransCanada PipeLines Ltd. (Canada)
4.10%, 4/15/2030	438	497

		13,684

Pharmaceuticals — 0.1%
AstraZeneca plc (United Kingdom)
6.45%, 9/15/2037	50	74
Bristol-Myers Squibb Co.
3.40%, 7/26/2029	316	350
4.13%, 6/15/2039	265	318
2.35%, 11/13/2040	457	435
Merck & Co., Inc.
2.35%, 6/24/2040	312	297
Royalty Pharma plc
1.75%, 9/2/2027	84	84
3.30%, 9/2/2040	225	224
3.55%, 9/2/2050	129	127
Takeda Pharmaceutical Co. Ltd. (Japan)
3.03%, 7/9/2040	1,065	1,081
Utah Acquisition Sub, Inc.
3.95%, 6/15/2026	227	250
Viatris, Inc.
3.85%, 6/22/2040 (b)	252	271
4.00%, 6/22/2050 (b)	181	192

		3,703

Professional Services — 0.0% (d)
IHS Markit Ltd.
4.25%, 5/1/2029	285	325

Road & Rail — 0.1%
CSX Corp.
3.80%, 11/1/2046	219	248
Kansas City Southern
4.70%, 5/1/2048	178	221
Norfolk Southern Corp.
3.05%, 5/15/2050	215	214
Penske Truck Leasing Co. LP
1.20%, 11/15/2025 (b)	510	504
Triton Container International Ltd. (Bermuda)
2.05%, 4/15/2026 (b)	700	700
Union Pacific Corp.
3.55%, 8/15/2039	297	331

		2,218

Semiconductors & Semiconductor Equipment — 0.2%
Analog Devices, Inc.
2.80%, 10/1/2041	224	224
Broadcom, Inc.
1.95%, 2/15/2028 (b)	470	464
4.15%, 11/15/2030	1,271	1,407
3.19%, 11/15/2036 (b)	69	69
KLA Corp.
3.30%, 3/1/2050	90	95
Microchip Technology, Inc.
0.97%, 2/15/2024 (b)	235	235
0.98%, 9/1/2024 (b)	360	360
NXP BV (China)
2.50%, 5/11/2031 (b)	330	333
3.25%, 5/11/2041 (b)	340	349
TSMC Global Ltd. (Taiwan)
1.38%, 9/28/2030 (b)	350	326
Xilinx, Inc.
2.38%, 6/1/2030	210	214

		4,076

Software — 0.1%
Citrix Systems, Inc.
1.25%, 3/1/2026	80	79
Oracle Corp.
2.30%, 3/25/2028	210	215
2.95%, 4/1/2030	560	586
3.80%, 11/15/2037	540	583
VMware, Inc.
1.40%, 8/15/2026	394	392
4.70%, 5/15/2030	364	429

		2,284

Specialty Retail — 0.1%
AutoZone, Inc.
3.63%, 4/15/2025	288	312
Lowe’s Cos., Inc.
1.70%, 9/15/2028	324	321
1.70%, 10/15/2030	235	225
3.70%, 4/15/2046	438	478
O’Reilly Automotive, Inc.
3.90%, 6/1/2029	449	503
Tractor Supply Co.
1.75%, 11/1/2030	436	419

		2,258

JPMorgan SmartRetirement® Blend 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
3.45%, 2/9/2045	548	607
2.70%, 8/5/2051	315	304
Dell International LLC
6.20%, 7/15/2030	850	1,087

		1,998

Thrifts & Mortgage Finance — 0.0% (d)
BPCE SA (France)
(SOFR + 1.52%), 1.65%, 10/6/2026 (b) (c)	1,114	1,115

Tobacco — 0.0% (d)
Altria Group, Inc.
2.45%, 2/4/2032	340	326
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	416	413
4.39%, 8/15/2037	100	107
3.73%, 9/25/2040	346	334

		1,180

Trading Companies & Distributors — 0.1%
Air Lease Corp.
3.38%, 7/1/2025	390	414
2.88%, 1/15/2026	235	246
1.88%, 8/17/2026	675	672

		1,332

Wireless Telecommunication Services — 0.1%
America Movil SAB de CV (Mexico)
2.88%, 5/7/2030	220	229
Rogers Communications, Inc. (Canada)
3.70%, 11/15/2049	303	315
T-Mobile USA, Inc.
2.55%, 2/15/2031	988	991
3.00%, 2/15/2041	613	593

		2,128

TOTAL CORPORATE BONDS (Cost $164,887)		163,436

U.S. TREASURY OBLIGATIONS — 4.9%
U.S. Treasury Bonds
1.13%, 5/15/2040	8,243	7,125
1.13%, 8/15/2040	4,910	4,225
1.88%, 2/15/2041	2,350	2,299
2.25%, 5/15/2041	341	355
2.25%, 8/15/2046	930	960
1.25%, 5/15/2050	160	131
1.38%, 8/15/2050	15,067	12,713
1.63%, 11/15/2050	2,118	1,903
1.88%, 2/15/2051	3,590	3,423
2.38%, 5/15/2051	70	75
U.S. Treasury Notes
1.38%, 1/31/2022 (g)	7,699	7,733
0.13%, 9/15/2023	6,997	6,976
0.13%, 2/15/2024	9,800	9,744
1.75%, 7/31/2024	7,495	7,764
0.25%, 8/31/2025	10,342	10,130
0.38%, 11/30/2025	4,423	4,339
0.50%, 2/28/2026	12,315	12,106
0.88%, 6/30/2026	707	705
0.50%, 8/31/2027	9,974	9,600
1.13%, 2/29/2028	4,335	4,308
1.25%, 3/31/2028	2,045	2,045
1.25%, 4/30/2028	3,385	3,383
1.00%, 7/31/2028	2,205	2,162
0.63%, 8/15/2030	1,960	1,823
0.88%, 11/15/2030	1,100	1,044
1.13%, 2/15/2031	5,895	5,710
1.63%, 5/15/2031	510	516
U.S. Treasury STRIPS Bonds
1.01%, 8/15/2026 (h)	2,540	2,411
1.13%, 5/15/2027 (h)	2,585	2,416

TOTAL U.S. TREASURY OBLIGATIONS (Cost $130,301)		128,124

MORTGAGE-BACKED SECURITIES -3.9%
FHLMC UMBS, 30 Year
Pool # ZL3032, 3.50%, 5/1/2042	537	583
Pool # QA6772, 3.50%, 1/1/2050	501	542
Pool # QB4026, 2.50%, 10/1/2050	2,149	2,246
Pool # QB4045, 2.50%, 10/1/2050	1,427	1,478
Pool # QB4484, 2.50%, 10/1/2050	785	822
Pool # QB4542, 2.50%, 10/1/2050	760	796
Pool # RA4224, 3.00%, 11/1/2050	300	318
Pool # QB8503, 2.50%, 2/1/2051	830	856
FNMA UMBS, 30 Year
Pool # CA2826, 5.50%, 12/1/2048	1,890	2,143
Pool # FM3118, 3.00%, 5/1/2050	574	614
Pool # BQ2894, 3.00%, 9/1/2050	1,208	1,270
Pool # BQ3996, 2.50%, 10/1/2050	897	934
Pool # BQ5243, 3.50%, 10/1/2050	430	455
Pool # CA7398, 3.50%, 10/1/2050	1,328	1,431
Pool # BR4318, 3.00%, 1/1/2051	228	240
Pool # CA8637, 4.00%, 1/1/2051	2,027	2,243

JPMorgan SmartRetirement® Blend 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
FNMA, Other
Pool # AM3010, 5.07%, 3/1/2028	535	632
Pool # BL8639, 1.09%, 4/1/2028	689	674
Pool # AM5319, 4.34%, 1/1/2029	485	556
Pool # BL5457, 2.57%, 7/1/2029	780	830
Pool # BS0448, 1.27%, 12/1/2029	989	968
Pool # BL9748, 1.60%, 12/1/2029	398	397
Pool # AN7593, 2.99%, 12/1/2029	295	321
Pool # AN8285, 3.11%, 3/1/2030	300	331
Pool # AM8544, 3.08%, 4/1/2030	136	149
Pool # BL9045, 1.58%, 7/1/2030	1,060	1,053
Pool # BL9251, 1.45%, 10/1/2030	775	760
Pool # BL9891, 1.37%, 12/1/2030	549	536
Pool # AN6149, 3.14%, 7/1/2032	910	1,011
Pool # BM3226, 3.44%, 10/1/2032 (i)	1,277	1,436
Pool # AN7923, 3.33%, 1/1/2033	565	638
Pool # AN9067, 3.51%, 5/1/2033	310	352
Pool # BL1012, 4.03%, 12/1/2033	300	359
Pool # BL0900, 4.08%, 2/1/2034	170	203
Pool # AN4430, 3.61%, 1/1/2037	652	732
Pool # BF0230, 5.50%, 1/1/2058	1,884	2,257
Pool # BF0497, 3.00%, 7/1/2060	866	922
FNMA/FHLMC UMBS, Single Family, 15 Year
TBA, 2.00%, 10/25/2036 (f)	1,470	1,514
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.50%, 10/25/2051 (f)	6,660	6,867
TBA, 2.50%, 12/25/2051 (f)	13,195	13,547
GNMA II, 30 Year
Pool # BY3432, 3.50%, 9/20/2050	1,206	1,311
Pool # BR3929, 3.50%, 10/20/2050	499	548
Pool # BW1726, 3.50%, 10/20/2050	706	766
Pool # BS8546, 2.50%, 12/20/2050	1,948	2,041
Pool # BR3928, 3.00%, 12/20/2050	881	963
Pool # BU7538, 3.00%, 12/20/2050	734	802
Pool # 785294, 3.50%, 1/20/2051	1,953	2,149
Pool # CA8452, 3.00%, 2/20/2051	2,304	2,472
Pool # CA9005, 3.00%, 2/20/2051	439	474
Pool # CB1543, 3.00%, 2/20/2051	1,634	1,738
Pool # CA3588, 3.50%, 2/20/2051	1,519	1,642
Pool # CB1536, 3.50%, 2/20/2051	1,822	1,983
Pool # CB1542, 3.00%, 3/20/2051	1,272	1,354
Pool # CB4433, 3.00%, 3/20/2051	2,189	2,289
Pool # CC0070, 3.00%, 3/20/2051	288	307
Pool # CC8726, 3.00%, 3/20/2051	366	398
Pool # CC8738, 3.00%, 3/20/2051	458	493
Pool # CC8723, 3.50%, 3/20/2051	2,164	2,354
Pool # CC0088, 4.00%, 3/20/2051	361	389
Pool # CC0092, 4.00%, 3/20/2051	416	450
Pool # CC8727, 3.00%, 4/20/2051	659	701
Pool # CC8739, 3.00%, 4/20/2051	1,532	1,644
Pool # CC8740, 3.00%, 4/20/2051	1,378	1,474
Pool # CC8751, 3.00%, 4/20/2051	307	328
Pool # CA3563, 3.50%, 7/20/2051	1,066	1,165
Pool # CE2586, 3.50%, 7/20/2051	1,610	1,752
Pool # MA7534, 2.50%, 8/20/2051	13,959	14,412
GNMA II, Other
Pool # 785183, 2.93%, 10/20/2070 (i)	958	1,003

TOTAL MORTGAGE-BACKED SECURITIES (Cost $102,186)		101,418

JPMorgan SmartRetirement® Blend 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — 3.4%
ACC Auto Trust
Series 2021-A, Class A, 1.08%, 4/15/2027 (b)	755	756
Series 2021-A, Class B, 1.79%, 4/15/2027 (b)	865	866
ACC Trust
Series 2021-1, Class B, 1.43%, 7/22/2024 (b)	685	684
Accelerated LLC
Series 2021-1H, Class B, 1.90%, 10/20/2040 (b)	605	604
Affirm Asset Securitization Trust
Series 2021-A, Class A, 0.88%, 8/15/2025 (b)	640	641
Ajax Mortgage Loan Trust
Series 2021-B, Class A, 2.24%, 6/25/2066 ‡ (b) (e)	1,035	1,033
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2, 1.94%, 8/15/2046 (b)	815	819
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 6/15/2028	672	676
Series 2016-3, Class AA, 3.00%, 10/15/2028	891	890
Series 2019-1, Class AA, 3.15%, 2/15/2032	413	417
American Credit Acceptance Receivables Trust
Series 2021-1, Class A, 0.35%, 5/13/2024 (b)	568	568
Series 2021-1, Class B, 0.61%, 3/13/2025 (b)	295	295
Series 2020-4, Class C, 1.31%, 12/14/2026 (b)	820	826
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class B, 0.76%, 12/18/2025	735	737
Series 2020-3, Class C, 1.06%, 8/18/2026	340	342
AMSR Trust
Series 2020-SFR4, Class D, 2.01%, 11/17/2037 ‡ (b)	725	720
Aqua Finance Trust
Series 2020-AA, Class C, 3.97%, 7/17/2046 ‡ (b)	290	305
Arivo Acceptance Auto Loan Receivables Trust
Series 2021-1A, Class A, 1.19%, 1/15/2027 (b)	229	229
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035 (b)	282	285
Series 2021-1A, Class A, 2.16%, 4/15/2036 (b)	827	831
Series 2021-1A, Class B, 2.92%, 4/15/2036 ‡ (b)	1,131	1,137
BXG Receivables Note Trust
Series 2020-A, Class A, 1.55%, 2/28/2036 (b)	454	453
CarMax Auto Owner Trust
Series 2020-4, Class C, 1.30%, 8/17/2026	315	319
Carvana Auto Receivables Trust
Series 2020-P1, Class C, 1.32%, 11/9/2026	430	428
CF Hippolyta LLC
Series 2021-1A, Class A1, 1.53%, 3/15/2061 (b)	535	539
CFMT LLC
Series 2020-HB4, Class A, 0.95%, 12/26/2030 (b) (i)	298	299
Continental Finance Credit Card ABS Master Trust
Series 2020-1A, Class A, 2.24%, 12/15/2028 (b)	190	191
CPS Auto Receivables Trust
Series 2021-A, Class A, 0.35%, 1/16/2024 (b)	221	221
Series 2021-A, Class B, 0.61%, 2/18/2025 (b)	265	265
Series 2021-B, Class C, 1.23%, 3/15/2027 (b)	675	677
Credit Acceptance Auto Loan Trust
Series 2020-3A, Class A, 1.24%, 10/15/2029 (b)	1,645	1,660
Series 2020-2A, Class C, 2.73%, 11/15/2029 (b)	750	772
Series 2021-2A, Class A, 0.96%, 2/15/2030 (b)	1,110	1,113
Series 2021-3A, Class A, 1.00%, 5/15/2030 (b)	1,205	1,207
Credito Real USA Auto Receivables Trust
Series 2021-1A, Class A, 1.35%, 2/16/2027 (b)	366	366
Crossroads Asset Trust
Series 2021-A, Class A1, 0.37%, 12/20/2021 (b)	11	11
Series 2021-A, Class A2, 0.82%, 3/20/2024 (b)	235	235
DataBank Issuer
Series 2021-1A, Class A2, 2.06%, 2/27/2051 (b)	480	479
Delta Air Lines Pass-Through Trust
Series 2015-1, Class B, 4.25%, 7/30/2023	189	196
Diamond Resorts Owner Trust
Series 2021-1A, Class A, 1.51%, 11/21/2033 (b)	225	225
DT Auto Owner Trust
Series 2021-1A, Class C, 0.84%, 10/15/2026 (b)	355	355
Series 2021-2A, Class C, 1.10%, 2/16/2027 (b)	240	241
Exeter Automobile Receivables Trust
Series 2021-1A, Class A3, 0.34%, 3/15/2024	385	385
Series 2021-1A, Class B, 0.50%, 2/18/2025	1,010	1,011
Series 2021-2A, Class C, 0.98%, 6/15/2026	785	786

JPMorgan SmartRetirement® Blend 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
FHF Trust
Series 2021-2A, Class A, 0.83%, 12/15/2026 (b)	1,295	1,295
Series 2021-1A, Class A, 1.27%, 3/15/2027 (b)	1,154	1,153
Finance of America HECM Buyout
Series 2021-HB1, Class A, 0.88%, 2/25/2031 ‡ (b) (i)	729	729
First Investors Auto Owner Trust
Series 2021-1A, Class B, 0.89%, 3/15/2027 (b)	375	375
Flagship Credit Auto Trust
Series 2021-2, Class A, 0.37%, 12/15/2026 (b)	1,701	1,701
Series 2021-1, Class B, 0.68%, 2/16/2027 (b)	485	484
Series 2020-4, Class C, 1.28%, 2/16/2027 (b)	610	614
FREED ABS Trust
Series 2021-1CP, Class A, 0.66%, 3/20/2028 (b)	197	197
Series 2021-2, Class A, 0.68%, 6/19/2028 (b)	387	387
Series 2021-2, Class B, 1.03%, 6/19/2028 ‡ (b)	840	843
Genesis Sales Finance Master Trust
Series 2020-AA, Class A, 1.65%, 9/22/2025 (b)	670	674
GLS Auto Receivables Issuer Trust
Series 2020-4A, Class B, 0.87%, 12/16/2024 (b)	285	286
GLS Auto Receivables Trust
Series 2021-2A, Class B, 0.77%, 9/15/2025 (b)	345	345
Lakeview CDO LLC
1.83%, 11/10/2032 ‡ (i)	181	181
2.33%, 11/10/2032 ‡ (i)	390	390
Lendingpoint Asset Securitization Trust
Series 2020-REV1, Class A, 2.73%, 10/15/2028 (b)	1,264	1,276
Series 2021-A, Class A, 1.00%, 12/15/2028 (b)	1,795	1,795
Series 2021-A, Class B, 1.46%, 12/15/2028 ‡ (b)	535	535
Series 2021-B, Class A, 1.11%, 2/15/2029 (b)	1,615	1,615
Series 2021-B, Class B, 1.68%, 2/15/2029 (b)	570	570
LL ABS Trust
Series 2021-1A, Class A, 1.07%, 5/15/2029 (b)	604	603
Mariner Finance Issuance Trust
Series 2019-AA, Class A, 2.96%, 7/20/2032 (b)	1,055	1,076
Series 2021-AA, Class A, 1.86%, 3/20/2036 (b)	1,065	1,073
Marlette Funding Trust
Series 2021-1A, Class A, 0.60%, 6/16/2031 (b)	368	368
Series 2021-1A, Class B, 1.00%, 6/16/2031 ‡ (b)	833	835
Mercury Financial Credit Card Master Trust
Series 2021-1A, Class A, 1.54%, 3/20/2026 (b)	1,135	1,138
Series 2021-1A, Class B, 2.33%, 3/20/2026 (b)	285	283
Mission Lane Credit Card Master Trust
Series 2021-A, Class A, 1.59%, 9/15/2026 (b)	935	935
MVW LLC
Series 2021-1WA, Class B, 1.44%, 1/22/2041 ‡ (b)	235	234
NMEF Funding LLC
Series 2021-A, Class B, 1.85%, 12/15/2027 ‡ (b)	650	648
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (b)	778	786
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (b)	582	584
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (b)	1,596	1,603
Octane Receivables Trust
Series 2020-1A, Class A, 1.71%, 2/20/2025 (b)	578	583
Series 2021-1A, Class A, 0.93%, 3/22/2027 (b)	788	788
OneMain Financial Issuance Trust
Series 2020-2A, Class D, 3.45%, 9/14/2035 ‡ (b)	260	274
Oportun Funding LLC
Series 2020-1, Class A, 2.20%, 5/15/2024 (b)	236	237
Oportun Funding XIV LLC
Series 2021-A, Class A, 1.21%, 3/8/2028 (b)	593	595
Oportun Issuance Trust
Series 2021-B, Class A, 1.47%, 5/8/2031 (b)	2,075	2,076
Orange Lake Timeshare Trust
Series 2016-A, Class A, 2.61%, 3/8/2029 (b)	193	195
Pagaya AI Debt Selection Trust
Series 2021-1, Class A, 1.18%, 11/15/2027 (b)	1,494	1,497
Series 2021-HG1, Class A, 1.22%, 1/16/2029 (b)	1,727	1,728
Series 2021-3, Class A, 1.15%, 5/15/2029 (b)	1,865	1,866
Prestige Auto Receivables Trust
Series 2020-1A, Class C, 1.31%, 11/16/2026 (b)	765	770

JPMorgan SmartRetirement® Blend 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pretium Mortgage Credit Partners I LLC
Series 2020-NPL3, Class A1, 3.10%, 6/27/2060 ‡ (b) (e)	709	709
Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 (b) (e)	1,751	1,752
Progress Residential Trust
Series 2020-SFR3, Class A, 1.29%, 10/17/2027 (b)	514	512
Series 2020-SFR3, Class B, 1.50%, 10/17/2027 ‡ (b)	380	377
Series 2021-SFR2, Class D, 2.20%, 4/19/2038 ‡ (b)	2,223	2,217
Regional Management Issuance Trust
Series 2021-1, Class A, 1.68%, 3/17/2031 (b)	910	910
Republic Finance Issuance Trust
Series 2020-A, Class A, 2.47%, 11/20/2030 (b)	600	616
Santander Consumer Auto Receivables Trust
Series 2021-AA, Class B, 0.71%, 8/17/2026 (b)	495	492
Santander Drive Auto Receivables Trust
Series 2020-4, Class C, 1.01%, 1/15/2026	485	488
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class B, 1.34%, 11/20/2037 ‡ (b)	448	448
Theorem Funding Trust
Series 2021-1A, Class A, 1.21%, 12/15/2027 (b)	1,666	1,667
Tricolor Auto Securitization Trust
Series 2021-1A, Class B, 1.00%, 6/17/2024 (b)	270	270
Series 2021-1A, Class C, 1.33%, 9/16/2024 (b)	310	310
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	194	193
Series 2019-2, Class B, 3.50%, 5/1/2028	493	484
Series 2016-2, Class A, 3.10%, 10/7/2028	205	205
Series 2018-1, Class A, 3.70%, 3/1/2030	532	539
Upstart Pass-Through Trust
Series 2021-ST2, Class A, 2.50%, 4/20/2027 (b)	274	277
Upstart Securitization Trust
Series 2020-3, Class A, 1.70%, 11/20/2030 (b)	826	830
Series 2021-1, Class A, 0.87%, 3/20/2031 (b)	245	246
Series 2021-4, Class A, 0.84%, 9/20/2031 (b)	325	325
US Auto Funding
Series 2021-1A, Class B, 1.49%, 3/17/2025 (b)	500	501
VCAT LLC
Series 2021-NPL1, Class A1, 2.29%, 12/26/2050 ‡ (b) (e)	486	487
Series 2021-NPL2, Class A1, 2.12%, 3/27/2051 (b) (e)	580	582
Veros Auto Receivables Trust
Series 2021-1, Class A, 0.92%, 10/15/2026 (b)	684	684
VOLT XCII LLC
Series 2021-NPL1, Class A1, 1.89%, 2/27/2051 (b) (e)	503	503
VOLT XCIII LLC
Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 (b) (e)	2,039	2,046
VOLT XCIV LLC
Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (b) (e)	1,742	1,744
VOLT XCIX LLC
Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 (b) (e)	1,168	1,170
VOLT XCV LLC
Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 (b) (e)	868	869
VOLT XCVI LLC
Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (b) (e)	1,348	1,349
VOLT XCVII LLC
Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (b) (e)	1,662	1,662
Westlake Automobile Receivables Trust
Series 2020-3A, Class C, 1.24%, 11/17/2025 (b)	285	287
Series 2020-3A, Class D, 1.65%, 2/17/2026 (b)	400	406
Series 2021-1A, Class C, 0.95%, 3/16/2026 (b)	1,560	1,566

TOTAL ASSET-BACKED SECURITIES (Cost $89,811)		90,038

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.9%
Bayview Finance LLC
0.00%, 7/12/2033 ‡	1,150	1,150
Bayview Financing Trust
Series 2021-2F, Class M1, 1.60%, 12/31/2049 ‡ (b) (i)	83	83
Bayview Opportunity Master Fund Trust
Series 2014-1SBC, 1.60%, 1/10/2031 ‡ (i)	87	87
Cascade MH Asset Trust
Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (b)	1,236	1,235
CFMT LLC
Series 2021-HB5, Class A, 0.80%, 2/25/2031 (b) (i)	1,201	1,201

JPMorgan SmartRetirement® Blend 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CSMC Trust
Series 2021-RPL1, Class A1, 1.67%, 9/27/2060 (b) (i)	1,157	1,161
FNMA Trust, Whole Loan
Series 2002-W8, Class A1, 6.50%, 6/25/2042	466	532
FNMA, Grantor Trust, Whole Loan
Series 2001-T12, Class A1, 6.50%, 8/25/2041	244	277
FNMA, REMIC
Series 2018-72, Class VB, 3.50%, 10/25/2031	379	407
Series 2019-7, Class CA, 3.50%, 11/25/2057	2,430	2,579
FNMA, REMIC Trust, Whole Loan
Series 2002-W3, Class A4, 6.50%, 11/25/2041	943	1,078
GNMA
Series 2015-H11, Class FC, 0.64%, 5/20/2065 (i)	637	641
Series 2021-H14, Class YD, 8.72%, 6/20/2071 (i)	977	1,316
Legacy Mortgage Asset Trust
Series 2021-GS1, Class A1, 1.89%, 10/25/2066 (b) (e)	470	470
LHOME Mortgage Trust
Series 2021-RTL1, Class A1, 2.09%, 9/25/2026 (b) (i)	330	329
PRPM LLC
Series 2020-5, Class A1, 3.10%, 11/25/2025 (b) (e)	642	646
Series 2021-2, Class A1, 2.12%, 3/25/2026 (b) (i)	981	983
Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M60C, 3.50%, 5/25/2057	662	702
Series 2019-2, Class M55D, 4.00%, 8/25/2058	1,210	1,316
Series 2019-3, Class M55D, 4.00%, 10/25/2058	1,126	1,226
Series 2020-3, Class M5TW, 3.00%, 5/25/2060 ‡	1,474	1,562
Series 2020-3, Class TTW, 3.00%, 5/25/2060 ‡	1,529	1,613
Toorak Mortgage Corp. Ltd.
Series 2020-1, Class A1, 2.73%, 3/25/2023 (b) (e)	290	291
Towd Point Mortgage Trust
Series 2021-R1, Class A1, 2.92%, 11/30/2060 (b) (i)	1,986	2,025
ZH Trust
Series 2021-1, Class A, 2.25%, 2/18/2027 (b)	330	330
Series 2021-2, Class A, 2.35%, 10/17/2027 (b)	1,090	1,090

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $24,189)		24,330

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.3%
ACRE Commercial Mortgage Ltd. (Cayman Islands)
Series 2021-FL4, Class A, 0.92%, 12/18/2037 (b) (i)	617	615
Series 2021-FL4, Class AS, 1.19%, 12/18/2037 (b) (i)	510	509
BPR Trust
Series 2021-KEN, Class A, 1.33%, 2/15/2029 (b) (i)	475	475
FHLMC, Multi-Family Structured Credit Risk
Series 2021-MN2, Class M1, 1.85%, 7/25/2041 (b) (i)	895	897
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K-1511, Class A1, 3.28%, 10/25/2030	720	792
Series K-1510, Class A2, 3.72%, 1/25/2031	265	308
FNMA ACES
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	294	290
Series 2021-M3, Class X1, IO, 2.12%, 11/25/2033 (i)	1,514	202
FREMF Mortgage Trust
Series 2015-K48, Class C, 3.77%, 8/25/2048 (b) (i)	40	42
Series 2016-K56, Class B, 4.08%, 6/25/2049 (b) (i)	415	455
Series 2016-K722, Class B, 3.99%, 7/25/2049 (b) (i)	275	287
Series 2016-K58, Class B, 3.87%, 9/25/2049 (b) (i)	415	452
Series 2017-K728, Class C, 3.76%, 11/25/2050 (b) (i)	215	226
KKR Industrial Portfolio Trust
Series 2021-KDIP, Class B, 0.88%, 12/15/2037 ‡ (b) (i)	525	525
SLG Office Trust
Series 2021-OVA, Class A, 2.59%, 7/15/2041 (b)	925	956

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $7,065)		7,031

FOREIGN GOVERNMENT SECURITIES — 0.1%
Kingdom of Saudi Arabia (Saudi Arabia)
2.25%, 2/2/2033 (b)	200	195
Republic of Colombia (Colombia)
4.00%, 2/26/2024	300	314
Republic of Panama (Panama)
3.16%, 1/23/2030	300	309

JPMorgan SmartRetirement® Blend 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Republic of Peru (Peru)
2.78%, 12/1/2060	147	124
United Mexican States (Mexico)
2.66%, 5/24/2031	905	872

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $1,895)		1,814

	Shares (000)
SHORT-TERM INVESTMENTS — 2.4%
INVESTMENT COMPANIES — 2.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (j) (Cost $62,532)	62,532	62,532

Total Investments — 101.6% (Cost $2,330,178)		2,656,499
Liabilities in Excess of Other Assets — (1.6)%		(40,567)

Net Assets — 100.0%		2,615,932

Percentages indicated are based on net assets.

Abbreviations

ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CDO	Collateralized Debt Obligations
CSMC	Credit Suisse Mortgage Trust
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2021.
(d)	Amount rounds to less than 0.1% of net assets.
(e)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of September 30, 2021.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(h)	The rate shown is the effective yield as of September 30, 2021.
(i)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of September 30, 2021.
(j)	The rate shown is the current yield as of September 30, 2021.
‡	Value determined using significant unobservable inputs.

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of September 30, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	278	12/2021	EUR	12,958	(434)
FTSE 100 Index	70	12/2021	GBP	6,642	2
S&P 500 E-Mini Index	377	12/2021	USD	81,103	(2,761)
U.S. Treasury 10 Year Note	401	12/2021	USD	52,819	(458)

					(3,651)

Abbreviations

EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
USD	United States Dollar

JPMorgan SmartRetirement® Blend 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at September 30, 2021.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

JPMorgan SmartRetirement® Blend 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$77,936	$12,102	$90,038
Collateralized Mortgage Obligations	—	19,835	4,495	24,330
Commercial Mortgage-Backed Securities	—	6,506	525	7,031
Corporate Bonds	—	163,436	—	163,436
Exchange-Traded Funds	953,699	—	—	953,699
Foreign Government Securities	—	1,814	—	1,814
Investment Companies	1,124,077	—	—	1,124,077
Mortgage-Backed Securities	—	101,418	—	101,418
U.S. Treasury Obligations	—	128,124	—	128,124
Short-Term Investments
Investment Companies	62,532	—	—	62,532

Total Investments in Securities	$2,140,308	$499,069	$17,122	$2,656,499

Appreciation in Other Financial Instruments
Futures Contracts	$2	$—	$—	$2
Depreciation in Other Financial Instruments
Futures Contracts	(3,653)	—	—	(3,653)

Total Net Appreciation Depreciation in Other Financial Instruments	$(3,651)	$—	$—	$(3,651)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of June 30, 2021	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2021
Investments in Securities:
Asset-Backed Securities	$13,009	$—	$(19)	$— (a)	$535	$(1,637)	$1,198	$(984)	$12,102
Collateralized Mortgage Obligations	4,428	—	(6)	(1)	1,165	(1,091)	—	—	4,495
Commercial Mortgage-Backed Securities	525	—	— (a)	—	—	—	—	—	525

Total	$17,962	$—	$(25)	$(1)	$1,700	$(2,728)	$1,198	$(984)	$17,122

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at September 30, 2021, which were valued using significant unobservable inputs (level 3) amounted to $(21).

There were no significant transfers into or out of level 3 for the period ended September 30, 2021.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at September 30, 2021	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$11,532	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 60.00% (14.36%)
			Yield (Discount Rate of Cash Flows)	0.84% - 2.82% (1.93%)

Asset-Backed Securities	11,532

	3,173	Discounted Cash Flow	Constant Prepayment Rate	100.00% (100.00%)
			Constant Default Rate	0.00% - 0.50% (0.25%)
			Yield (Discount Rate of Cash Flows)	1.21% - 1.49% (1.35%)
Collateralized Mortgage Obligations	3,173

	525	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	1.62% (1.62%)

Commercial Mortgage-Backed Securities	525

Total	$15,230

#

The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At September 30 2021, the value of these investments was $1,892. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2021	Shares at September 30, 2021	Dividend Income		Capital Gain Distributions
JPMorgan BetaBuilders International Equity ETF (a)	$477,892	$13,361	$—	$—	$(7,553)	$483,700	8,219	$2,664		$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	94,402	4,010	4,845	131	255	93,953	977	645		—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	97,586	4,044	4,074	108	(2,420)	95,244	1,086	222		—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	64,510	4,006	—	—	(3,281)	65,235	1,016	192		—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	37,110	419	—	—	(742)	36,787	4,657	419		—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	157,979	17,048	—	—	(14,494)	160,533	7,819	—		—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	37,151	677	—	—	(933)	36,895	4,706	677		—
JPMorgan Equity Index Fund Class R6 Shares (a)	527,015	107,397	8,161	1,440	(3,206)	624,485	9,533	1,938		—
JPMorgan High Yield Fund Class R6 Shares (a)	53,649	655	—	—	(146)	54,158	7,409	654		—
JPMorgan High Yield Research Enhanced ETF (a)	70,067	5,372	—	—	(350)	75,089	1,442	774		—
JPMorgan Income Fund Class R6 Shares (a)	45,375	443	—	—	(286)	45,532	4,793	443		—
JPMorgan Managed Income Fund Class L Shares (a)	776	—	776	2	(2)	—	—	—	(b)	—
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	164,294	6,120	4,382	(20)	(325)	165,687	16,855	668		—
JPMorgan U.S. Aggregate Bond ETF (a)	125,591	—	11,134	(15)	(413)	114,029	2,101	415		—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (c)	62,602	155,225	155,295	—	—	62,532	62,532	4		—
JPMorgan U.S. Value Factor ETF (a)	129,003	—	102,738	2,996	(2,812)	26,449	745	419		—

Total	$2,145,002	$318,777	$291,405	$4,642	$(36,708)	$2,140,308		$10,134		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the current yield as of September 30, 2021.